Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Brighthouse Funds Trust I
Brighthouse abrdn Emerging Markets Equity Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Brighthouse/abrdn Emerging Markets Equity Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 36% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that all fee waivers for the Portfolio will expire after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	abrdn Investments Limited (formerly known as Aberdeen Asset Managers Limited) (“AIL” or “Subadviser”), subadviser to the Portfolio, invests the Portfolio’s assets primarily in common stocks, but may also invest the Portfolio’s assets in other types of equity securities, including, but not limited to, preferred stock and depositary receipts. Under normal circumstances, the Portfolio invests at least 80% of the value of its net assets in equity securities of emerging market companies. An emerging market country is any country determined by AIL to have an emerging market economy, considering factors such as the country’s credit rating, its political and economic stability and the development of its financial and capital markets. Emerging market countries can include every nation in the world except the United States, the United Kingdom, Canada, Japan, Australia, New Zealand, Israel, Hong Kong, Singapore and most countries located in Western Europe. AILconsiders the following when determining whether an issuer is an emerging market company:◾the company is organized under the laws of, or has its principal office in an emerging market country;◾the company has its principal securities trading market in an emerging market country; and/or◾the company derives a majority of its annual revenue or earnings or assets from goods produced, sales made or services performed in an emerging market country.At times, the Portfolio may have a significant amount of its assets invested in a country or geographic region. The Portfolio may invest in securities denominated in U.S. dollars and currencies of emerging market countries in which it is permitted to invest. The Portfolio typically has full currency exposure to those markets in which it invests.The Portfolio may invest in securities of any market capitalization, including small and mid-cap securities.In seeking to achieve the Portfolio’s investment objective, AIL seeks to invest in quality companies and seeks to be an active, engaged owner. AIL evaluates every company against quality criteria and builds conviction using a team-based approach and peer review process. The quality assessment covers five key factors: 1) the durability of the business model, 2) the attractiveness of the industry, 3) the strength of financials, 4) the capability of management, and 5) AIL’S assessment of environmental, social and governance (“ESG”) factors relating to the company. AIL seeks to understand what is changing in companies, industries and markets but isn’t being priced into the market or is being mispriced. Through deep, fundamental research, supported by a global research presence and proprietary tools, AIL seeks to identify companies whose quality is not yet fully recognized by the market. AIL may sell a security when it perceives that a company’s business direction or growth potential has changed or the company’s valuations no longer offer attractive relative value.The Portfolio may invest in securities of companies of any market sector. The Portfolio does not have a strategy to focus its investments in any particular sector, but may have a significant amount of its assets invested in securities of companies of a particular sector.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus. The significance of any specific risk to an investment in the Portfolio will vary over time, depending on the composition of the Portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.Market Risk. The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, changes in general economic conditions, such as prevailing interest rates or investor sentiment, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the COVID-19 pandemic. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.Foreign Investment Risk. Investments in foreign securities, whether direct or indirect, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social, economic and other developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates.Emerging Markets Risk. In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceeds repatriation restrictions, withholding and other taxes, some of which may be confiscatory, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.Focused Investment Risk. Substantial investments in a relatively small number of securities or issuers, or a particular market, industry, group of industries, country, region, group of countries, asset class or sector make the Portfolio’s performance more susceptible to any single economic, market, political or regulatory occurrence affecting those particular securities or issuers or that particular market, industry, group of industries, country, region, group of countries, asset class or sector than a portfolio that invests more broadly.ESG Investment Selection Risk. The Portfolio may underperform funds that do not take ESG into account. In considering ESG factors, the Subadviser may be dependent upon information, data and/or analysis obtained through voluntary reporting by issuers or third parties, which might be incorrect, incomplete, inconsistent or incomparable and which could cause the Subadviser to incorrectly assess a company’s business model, risks or practices. The determinations and conclusions regarding ESG factors made by the Subadviser may differ from those made by others, and not every ESG factor may be identified or evaluated for every investment. In addition, there may be limited or no information available to the Subadviser regarding the ESG policies, practices, outcomes or ratings of some companies and the Subadviser may nonetheless cause the Portfolio to invest in such companies if it believes it is in the best interests of the Portfolio to do so. Investments presenting significant ESG-related risks may be purchased and retained by the Portfolio because considerable discretion is given to the Subadviser in weighing and evaluating ESG factors along with other factors in making investment decisions and any such evaluations of those ESG factors may prove incorrect. The Portfolio may also forgo investment opportunities due to ESG factors, which may adversely affect Portfolio performance.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	 An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index.Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns. Effective January 1, 2016, AIL became the subadviser to the Portfolio. Investment performance prior to that date may not be representative of the performance the Portfolio would have achieved had AIL been its subadviser and had its current principal investment strategies then been in effect.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	 As with all mutual funds, past returns are not a prediction of future returns.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return for Class B Shares as of <br/>December 31 of Each Year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest QuarterQ4 202026.89%Lowest QuarterQ1 2020-26.41%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2022
Brighthouse abrdn Emerging Markets Equity Portfolio | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.94%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.04%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1]
Net Operating Expenses	rr_NetExpensesOverAssets	0.94%
1 Year	rr_ExpenseExampleYear01	$ 96
3 Years	rr_ExpenseExampleYear03	321
5 Years	rr_ExpenseExampleYear05	564
10 Years	rr_ExpenseExampleYear10	$ 1,262
1 Year	rr_AverageAnnualReturnYear01	(25.58%)
5 Years	rr_AverageAnnualReturnYear05	(1.19%)
10 Years	rr_AverageAnnualReturnYear10	0.43%
Brighthouse abrdn Emerging Markets Equity Portfolio | Class B
Risk Return Abstract	rr_RiskReturnAbstract
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.94%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.29%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1]
Net Operating Expenses	rr_NetExpensesOverAssets	1.19%
1 Year	rr_ExpenseExampleYear01	$ 121
3 Years	rr_ExpenseExampleYear03	399
5 Years	rr_ExpenseExampleYear05	698
10 Years	rr_ExpenseExampleYear10	$ 1,548
2013	rr_AnnualReturn2013	(4.61%)
2014	rr_AnnualReturn2014	(6.41%)
2015	rr_AnnualReturn2015	(13.66%)
2016	rr_AnnualReturn2016	11.83%
2017	rr_AnnualReturn2017	28.59%
2018	rr_AnnualReturn2018	(13.92%)
2019	rr_AnnualReturn2019	20.98%
2020	rr_AnnualReturn2020	27.68%
2021	rr_AnnualReturn2021	(4.81%)
2022	rr_AnnualReturn2022	(25.58%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.41%)
1 Year	rr_AverageAnnualReturnYear01	(25.81%)
5 Years	rr_AverageAnnualReturnYear05	(1.46%)
10 Years	rr_AverageAnnualReturnYear10	0.18%
Brighthouse abrdn Emerging Markets Equity Portfolio | MSCI Emerging Markets Index (reflects no deduction for mutual fund fees or expenses)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(20.09%)
5 Years	rr_AverageAnnualReturnYear05	(1.40%)
10 Years	rr_AverageAnnualReturnYear10	1.44%

[1]	Brighthouse Investment Advisers, LLC has contractually agreed, for the period May 1, 2023 through April 30, 2024, to reduce the Management Fee for each class of the Portfolio. This arrangement may be modified or discontinued prior to April 30, 2024, only with the approval of the Board of Trustees of the Portfolio.